Financial risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Rate Risk [Member]
Financial risk management [Abstract]
Forecasted increase in benchmark interest rate	0.25%
Forecasted loss on cash flow hedges due to increase in benchmark interest rate	$ (0.7)	$ (1.3)	$ (2.5)
Forecasted gain in hedging reserves due to increase in reference interest rate	$ 17.6	$ 18.4	$ 22.4
Currency Risk [Member]
Financial risk management [Abstract]
Net Euro exposure percentage for next fiscal year	100.00%
Net Euro exposure percentage for following fiscal period	75.00%
Project Debt [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	92.00%
Corporate Debt [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	94.00%